Short-Term Borrowings And Long-Term Debt	12 Months Ended
Jan. 31, 2013
Debt Disclosure [Abstract]
Short-Term Borrowings And Long-Term Debt
Note 6. Short-term Borrowings and Long-term Debt
Short-term borrowings consist of commercial paper and lines of credit. Short-term borrowings outstanding at January 31, 2013 and 2012, were $6.8 billion and $4.0 billion, respectively. The following table includes additional information related to the Company's short-term borrowings for fiscal 2013, 2012 and 2011:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Maximum amount outstanding at any month-end	$8,740	$9,594	$9,282
Average daily short-term borrowings	6,007	6,040	4,020
Weighted-average interest rate	0.1%	0.1%	0.2%
The Company has various lines of credit, committed with 27 financial institutions, totaling $18.1 billion as of January 31, 2013. The lines of credit, including drawn and undrawn amounts, are summarized in the following table:

	Fiscal Years Ended January 31,
	2013			2012
(Amounts in millions)	Available	Drawn	Undrawn	Available	Drawn	Undrawn
Five-year credit facility(1)	$6,258	$—	$6,258	$6,258	$—	$6,258
364-day revolving credit facility(2)	10,000	—	10,000	10,000	—	10,000
Stand-by letters of credit(3)	1,871	1,868	3	2,225	2,178	47
Total	$18,129	$1,868	$16,261	$18,483	$2,178	$16,305

(1)	In June 2011, the Company renewed and extended its existing five-year credit facility, which is used to support its commercial paper program.

(2)	In June 2012, the Company renewed and extended its existing 364-day revolving credit facility, which is used to support its commercial paper program.

(3)	In June 2012, the Company renewed the stand-by letters of credit, which is used to support various potential and actual obligations.
The committed lines of credit mature at various times between June 2013 and June 2016, carry interest rates generally ranging between LIBOR plus 10 basis points and LIBOR plus 75 basis points, and incur commitment fees ranging between 1.5 and 10.0 basis points. In conjunction with the lines of credit listed in the table above, the Company has agreed to observe certain covenants, the most restrictive of which relates to maximum amounts of secured debt and long-term leases.
Additionally, the Company had trade letters of credit outstanding totaling $2.7 billion and $2.9 billion at January 31, 2013 and 2012, respectively.
The Company's long-term debt, which includes the fair value instruments further discussed in Note 8, consists of the following:

		January 31, 2013		January 31, 2012
(Amounts in millions)	Maturity Dates By Fiscal Year	Amount	Average Rate(1)	Amount	Average Rate(1)
Unsecured debt
Fixed	2014-2042	$32,476	4.6%	$33,128	4.6%
Variable	2014	500	5.5%	500	5.2%
Total U.S. dollar denominated		32,976		33,628
Fixed	2030	1,358	4.9%	1,308	4.9%
Variable		—		—
Total Euro denominated		1,358		1,308
Fixed	2031-2039	5,550	5.3%	6,301	5.3%
Variable		—		—
Total Sterling denominated		5,550		6,301
Fixed	2014-2021	1,942	1.4%	2,335	1.4%
Variable	2014-2016	1,056	0.7%	1,271	0.8%
Total Yen denominated		2,998		3,606
Total unsecured debt		42,882		44,843
Total other debt (in USD)(2)	2014-2042	1,099		1,202
Total debt		43,981		46,045
Less amounts due within one year		(5,587)		(1,975)
Long-term debt		$38,394		$44,070

(1)
The average rate represents the weighted-average stated rate for each corresponding debt category, based on year-end balances and year-end local currency interest rates. Interest costs are also impacted by certain derivative financial instruments described in Note 8.

(2)
A portion of other debt at January 31, 2013 and 2012, includes secured debt in the amount of $627 million and $319 million, respectively, which was collateralized by property that had an aggregate carrying amount of approximately $599 million and $866 million, respectively.

At January 31, 2013 and 2012, the Company had $500 million in debt with embedded put options. The issuance of money market puttable reset securities in the amount of $500 million is structured to be remarketed in connection with the annual reset of the interest rate. If, for any reason, the remarketing of the notes does not occur at the time of any interest rate reset, the holders of the notes must sell, and the Company must repurchase, the notes at par. Accordingly, this issuance has been classified as long-term debt due within one year in the Company's Consolidated Balance Sheets. Annual maturities of long-term debt during the next five years and thereafter are as follows:

(Amounts in millions)	Annual
Fiscal Year	Maturity
2014	$5,587
2015	3,753
2016	4,562
2017	1,127
2018	1,128
Thereafter	27,824
Total	$43,981

Debt Issuances
The Company did not issue any significant amounts of long-term debt during fiscal 2013. Information on significant long-term debt issued during fiscal 2012, is as follows (amounts in millions):

Issue Date	Maturity Date	Interest Rate	Principal Amount
April 18, 2011	April 15, 2014	1.625%	$1,000
April 18, 2011	April 15, 2016	2.800%	1,000
April 18, 2011	April 15, 2021	4.250%	1,000
April 18, 2011	April 15, 2041	5.625%	2,000
Total			$5,000

The aggregate net proceeds from these note issuances were approximately $4.9 billion. The notes of each series require semi-annual interest payments on April 15 and October 15 of each year, with the first interest payment having commenced on October 15, 2011. Unless previously purchased and canceled, the Company will repay the notes of each series at 100% of the principal amount, together with accrued and unpaid interest thereon, at maturity. The notes of each series are senior, unsecured obligations of the Company.